Borrowings - US$600 million RCF (Details) R in Millions			12 Months Ended
	Oct. 25, 2019	May 21, 2018 USD ($) extension_option	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2022 USD ($)	Oct. 19, 2020 USD ($)	Sep. 11, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $							$ 383,000,000	$ 200,000
Balance at beginning of the year			R 20,298	R 18,383	R 23,736
Loans raised			8,000	20,622	16,289
Loans repaid			(8,003)	(20,252)	(18,335)
Accrued interest			1,046	801	1,290
Accrued interest paid			(1,061)	(706)	(1,298)
Loss on foreign exchange differences			1,417	950	2,149
Balance at end of the year			22,728	20,298	18,383
US$600 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $		$ 600,000,000				$ 600,000,000
Net debt to EBITDA threshold		2.50
Term of facility		3 years
Number of one-year extensions | extension_option		2
Borrowings, term of extension	1 year
Balance at beginning of the year			0	6,978	5,712
Loans raised			0	703	7,218
Loans repaid			0	(7,728)	(6,802)
Accrued interest			62	113	232
Accrued interest paid			(62)	(113)	(232)
Loss on foreign exchange differences			0	47	850
Balance at end of the year			R 0	R 0	R 6,978
US$600 million RCF | Net Debt to EBITDA less than threshold | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate margin		1.85%
US$600 million RCF | Net Debt to EBITDA above threshold | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate margin		2.00%
US$350 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $		$ 350,000,000